Reclamation and closure cost obligations - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
RECLAMATION AND CLOSURE COST OBLIGATIONS
Discount rate applied to cash flow projections	1.20%
Description of inflation rates applied to cash flow projections	1.50%
Letters Of Credit
RECLAMATION AND CLOSURE COST OBLIGATIONS
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 46.0	$ 118.9
Surety Bonds
RECLAMATION AND CLOSURE COST OBLIGATIONS
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 102.6
Bottom of range
RECLAMATION AND CLOSURE COST OBLIGATIONS
Discount rate applied to cash flow projections		1.80%
Description of inflation rates applied to cash flow projections		1.40%
Top of range
RECLAMATION AND CLOSURE COST OBLIGATIONS
Discount rate applied to cash flow projections		5.40%
Description of inflation rates applied to cash flow projections		3.30%